Income Taxes - Disclosure of Income Tax Expense (Recovery) Directly in Equity (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current income tax expense (recovery)		$ 1,152	$ 0
Total deferred income tax expense (recovery)		(2,940)	$ 0
Total income tax expense (recovery) recognized in equity	$ 0	$ 1,788